Net Periodic Pension Cost for NTT CDBP Regarding DOCOMO Employees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	¥ 8,562	¥ 10,435	¥ 9,879
Interest cost on projected benefit obligation	2,821	3,171	3,789
Expected return on plan assets	(2,003)	(1,791)	(1,617)
Amortization of prior service cost	(851)	(1,635)	(1,898)
Amortization of actuarial gains and losses	834	1,704	1,667
Net periodic pension cost	9,475	6,876	11,943
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	3,905	4,067	3,585
Interest cost on projected benefit obligation	1,613	1,690	1,891
Expected return on plan assets	(1,892)	(1,719)	(1,523)
Amortization of prior service cost	(525)	(618)	(356)
Amortization of actuarial gains and losses	686	1,288	1,077
Contribution from employees	(432)	(406)	(420)
Net periodic pension cost	¥ 3,355	¥ 4,302	¥ 4,254